Credit facilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Instruments [Line Items]
Interest payable	$ 791	$ 543
Credit facilities	37,644	76,472
Credit Facility - Liquid [Member]
Disclosure Of Financial Instruments [Line Items]
Funds drawn	$ 37,644	47,248
Credit Facility - Other [Member]
Disclosure Of Financial Instruments [Line Items]
Funds drawn		29,255
Interest payable		191
Unamortized deferred financing cost		(222)
Credit Facility - Other		$ 29,224